Acquisition of Richmond Mines Ltd. (Schedule of Asset Acquisition) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets acquired
Cash and cash equivalents	$ 220.5	$ 182.8	$ 206.0
Equity securities (note 15)	43.7	22.8
Mineral property, plant and equipment	3,101.3	2,933.4
Current liabilities	(146.9)	(127.3)
Deferred tax liabilities	$ (559.9)	$ (513.7)